PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at the dates indicated:

	September 30,	December 31,
	2021	2020
	(unaudited)
Website	$107,926	$105,376
Computer equipment and purchased software	84,589	84,589
Equipment	35,449	35,449
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	340,083	337,533
Accumulated depreciation	(295,334)	(261,944)
Total property and equipment, net	$44,749	$75,589

Depreciation expense for property and equipment was $11,130 and $4,883 for the three months ended September 30, 2021 and 2020, respectively, and $33,390 and $33,563 for the nine months ended September 30, 2021 and 2020, respectively.

3.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at December 31:

	2020	2019
Website	$105,376	$105,376
Computer equipment and purchased software	84,589	84,481
Equipment	35,449	35,134
Furniture and fixtures	87,184	87,184
Leasehold improvements	24,935	24,935
Total property and equipment	337,533	337,110
Accumulated depreciation	(261,944)	(217,189)
Total property and equipment, net	$75,589	$119,921

Depreciation expense for property and equipment was $44,758 and $57,360 for the years ended December 31, 2020 and 2019, respectively.